Income Tax - Summary of deferred tax assets and deferred tax liabilities (Detail) - ARS ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	$ 128,650,822	$ 89,448,772
Deferred Tax Liabilities	206,544,025	186,180,128
Net deferred tax liabilities	77,893,203	96,731,356	$ 88,573,162
Loans and other financing [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	37,831,223	56,584,908
Provisions and employee benefits [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	12,083,347	12,375,387
Allowances for contingencies [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	3,111,028	3,724,577
Leases [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	2,261,915	3,955,143
Investments in other companies [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	1,010,385	1,356,082
Tax losses [Member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	66,726,683	1,502,739
Other [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Assets	5,626,241	9,949,936
Property, plant and equipment [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	87,073,241	89,836,714
Intangible asset [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	50,408,639	49,947,759
Tax effects on forward sales [Member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	9,404,692	34,121,590
Government Securities [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	55,142,897
Other [member]
Deferred Tax Assets And Liabilities [line items]
Deferred Tax Liabilities	$ 4,514,556	$ 12,274,065